Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Earnings per share [Abstract]
Profit (loss) from continuing operations		€ (454)	[1]	€ (1,618)	[2]	€ 612	[2]
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	[1]	(456)		(1,622)		608
Profit (loss) from continuing operations attributable to non-controlling interests	[1]	2		3		4
Profit (loss) from discontinued operations		(10)	[2]	13	[2]	2,711	[1]
Income from discontinued operations attributable to owners of parent	[1]	(10)		13		2,711
Profit (loss)		(463)	[1]	(1,605)	[2]	3,323	[2]
Profit (loss), attributable to owners of parent	[1]	(466)		(1,608)		3,319
Profit (loss), attributable to non-controlling interests	[1]	€ 2		€ 3		€ 4
Weighted average number of ordinary shares used in calculating basic earnings per share	[1]	917,440,090		920,950,800		943,606,613
Incremental shares from assumed conversions of options	[1]			25,506		387,125
Incremental shares from assumed conversions of performance shares	[1]	2,623,097		1,147,790		2,548,891
Incremental shares from assumed conversions of restricted share rights	[1]	2,574,738		1,986,538		2,376,736
Incremental shares from assumed conversions of forward contracts	[1]	15,511,844		17,611,920		70,329
Dilutive potential common shares	[1],[3]	20,709,680		20,771,753		5,383,080
Diluted weighted average number of shares (after deduction of treasury shares) during the year	[1]	917,440,090		920,950,800		948,989,692
Basic earnings (loss) per share from continuing operations attributable to shareholders	[1]	€ (0.5)		€ (1.76)		€ 0.64
Basic earnings (loss) per share from discontinued operations	[1]	(0.01)		0.01		2.87
Basic earnings (loss) per share	[1],[4]	(0.51)		(1.75)		3.52
Diluted earnings (loss) per share from continuing operations attributable to shareholders	[1],[3]	(0.5)		(1.76)		0.64
Diluted earnings (loss) per share from discontinued operations	[1],[3]	(0.01)		0.01		2.86
Diluted earnings (loss) per share	[1],[3],[4]	(0.51)		(1.75)		3.5
Dividends paid, ordinary shares per share	[1]	€ 0.85		€ 0.85		€ 0.85

[1]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[2]	Shareholders in this table refers to shareholders of Koninklijke Philips N.V. Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.
[3]	The dilutive potential common shares are not taken into account in the periods for which there is a loss, as the effect would be antidilutive
[4]	Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2022.